Operating Segmentation	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Operating Segmentation
Note 11: Operating Segmentation
Operating Groups
We conduct our business through three
operating groups, each of which has a distinct mandate. Our operating groups are Personal and Commercial Banking (P&C) (comprised of Canadian Personal and Commercial Banking (Canadian P&C) and U.S. Personal and Commercial Banking (U.S. P&C)), BMO Wealth Management (BMO WM) and BMO Capital Markets (BMO CM), along with a Corporate Services unit.
For additional information refer to Note 25 of our annual consolidated financial statements for the year ended October 31, 2020 on pages 207 to 209 of the Annual Report.
Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)
For the three months ended January 31, 2021	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	1,608	1,091	239	803	(163)	3,578
Non-interest revenue	491	319	1,738	771	78	3,397
Total Revenue	2,099	1,410	1,977	1,574	(85)	6,975
Provision for (recovery of) credit losses on impaired loans	149	20	2	45	(1)	215
Provision for (recovery of) credit losses on performing loans	(2)	(51)	(4)	(2)	-	(59)
Total provision for (recovery of) credit losses	147	(31)	(2)	43	(1)	156
Insurance claims, commissions and changes in policy benefit liabilities	-	-	601	-	-	601
Depreciation and amortization	128	127	73	65	-	393
Other non-interest expense	826	558	833	814	189	3,220
Income (loss) before taxes	998	756	472	652	(273)	2,605
Provision for (recovery of) income taxes	261	174	114	169	(130)	588
Reported net income (loss)	737	582	358	483	(143)	2,017
Average Assets	254,893	130,487	47,535	384,759	163,234	980,908

For the three months ended January 31, 2020	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	1,557	1,051	231	696	(147)	3,388
Non-interest revenue	525	305	1,794	673	62	3,359
Total Revenue	2,082	1,356	2,025	1,369	(85)	6,747
Provision for credit losses on impaired loans	138	132	-	53	1	324
Provision for (recovery of) credit losses on performing loans	14	17	3	(3)	(6)	25
Total provision for (recovery of) credit losses	152	149	3	50	(5)	349
Insurance claims, commissions and changes in policy benefit liabilities	-	-	716	-	-	716
Depreciation and amortization	128	143	74	59	-	404
Other non-interest expense	859	618	838	793	157	3,265
Income (loss) before taxes	943	446	394	467	(237)	2,013
Provision for (recovery of) income taxes	244	95	103	111	(132)	421
Reported net income (loss)	699	351	291	356	(105)	1,592
Average Assets	248,997	132,639	44,219	351,330	105,404	882,589
(1)	Corporate Services includes Technology and Operations.
(2)
Operating groups report on a taxable equivalent basis (teb). Revenue and the provision for income taxes are increased on tax-exempt
securities to an equivalent
before-tax
basis to facilitate comparisons of income between taxable and tax-exempt
sources. The offset to the groups’ teb adjustments is reflected in Corporate Services revenue and provision for income taxes.

Certain comparative figures have been reclassified to conform with the current period’s presentation.